Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

15. Income Taxes

The 2017 Tax Act was signed into law on December 22, 2017. The 2017 Tax Act significantly revises the U.S. corporate income tax by, among other things, lowering the statutory corporate tax rate from 35% to 21%, eliminating certain deductions, imposing a mandatory one-time tax on accumulated earnings of foreign subsidiaries, introducing new tax regimes, and changing how foreign earnings are subject to U.S. tax. The 2017 Tax Act also enhances and extends through 2026 the option to claim accelerated depreciation deductions on qualified property. The Company has not completed the determination of the accounting implications of the 2017 Tax Act on tax accruals. However, the Company has reasonably estimated the effects of the 2017 Tax Act and recorded provisional amounts in the financial statements as of December 31, 2017. Essendant recorded a provisional tax expense for the impact of the 2017 Tax Act of approximately $2.6 million. This amount is comprised of the impacts of the one-time transition tax on the accumulated earnings of foreign subsidiaries and the remeasurement of federal net deferred tax assets resulting from the permanent reduction in the U.S. statutory corporate tax rate to 21% from 35%. As the Company completes the analysis of the 2017 Tax Act, collects and prepares necessary data, and interprets any additional guidance issued by the U.S. Treasury Department, the IRS, and other standard-setting bodies, the Company may make adjustments to the provisional amounts. Those adjustments may materially impact the provision for income taxes in the period in which the adjustments are made.

The provision for income taxes consisted of the following (in thousands):

	For the Years Ended December 31,
	2017	2016	2015
Currently Payable
Federal	$3,794	$34,867	$67,702
State	1,718	5,255	8,387
Foreign	1,359	1,305	1,614
Total currently payable	6,871	41,427	77,703
Deferred, net
Federal	(8,709)	(9,554)	(20,929)
State	150	(779)	(1,778)
Foreign	(341)	(291)	(455)
Total deferred, net	(8,900)	(10,624)	(23,162)
Provision for income taxes	$(2,029)	$30,803	$54,541

The Company’s effective income tax rates for the years ended December 31, 2017, 2016 and 2015 varied from the statutory federal income tax rate as set forth in the following table (in thousands):

	Years Ended December 31,
	2017		2016		2015
	Amount	% of Pre-tax Income	Amount	% of Pre-tax Income	Amount	% of Pre-tax Income
Tax provision based on the federal statutory rate	$(94,153)	35.0%	$33,130	35.0%	$3,569	35.0%
State and local income taxes—net of federal income tax benefit	1,267	-0.5%	2,639	2.8%	374	3.6%
Impairment of goodwill	87,688	-32.6%	-	-	47,468	465.5%
Capital loss valuation (allowance) reversal	-	-	(4,265)	-4.5%	1,217	11.9%
Provisional transition tax	1,927	-0.7%	-	-	-	-
Remeasurement due to tax reform rate change	627	-0.2%	-	-	-	-
Tax effects of foreign dividend payments	-	-	1,756	1.8%	-	-
Research and Development tax credit	(261)	0.1%	(1,237)	-1.3%	-	-
Non-deductible and other	876	-0.3%	(1,220)	-1.3%	1,913	18.8%
Provision for income taxes	$(2,029)	0.8%	$30,803	32.5%	$54,541	534.8%

The deferred tax assets and liabilities resulted from temporary differences in the recognition of certain items for financial and tax accounting purposes. The sources of these differences and the related tax effects were as follows (in thousands):

	As of December 31,
	2017		2016
	Assets	Liabilities	Assets	Liabilities
Accrued expenses	$14,755	$-	$16,742	$-
Allowance for doubtful accounts	9,375	-	15,155	-
Depreciation and amortization	-	15,560	-	20,643
Intangibles arising from acquisitions	-	5,807	-	22,600
Inventory reserves and adjustments	-	12,268	-	17,900
Pension and post-retirement	8,536	-	11,700	-
Share-based compensation	4,505	-	6,627	-
Income tax credits and net operating losses	9,457	-	10,790	-
Restructuring costs	795	-	1,288	-
Other	725	-	921	-
Total Deferred	48,148	33,635	63,223	61,143
Valuation Allowance	(7,043)	-	(5,035)	-
Net Deferred	$41,105	$33,635	$58,188	$61,143

Valuation allowances principally relate to state tax credits. As of December 31, 2017, the Company has state tax credit carryforwards of $9.8 million that expire by 2021, state net operating loss carryforwards of $0.7 million that expire by 2038, and acquired federal net operating losses of $4.8 million that expire by 2034.

Accounting for Uncertainty in Income Taxes

The following table shows the changes in gross unrecognized tax benefits, for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	2017	2016	2015
Beginning Balance, January 1	$3,830	$3,350	$3,205
Additions based on tax positions taken during a prior period	358	713	1
Reductions based on tax positions taken during a prior period	(10)	(32)	(14)
Additions based on tax positions taken during the current period	41	103	425
Reductions related to settlement of tax matters	(973)	(52)	(46)
Reductions related to lapses of applicable statutes of limitation	(301)	(252)	(221)
Ending Balance, December 31	$2,945	$3,830	$3,350

The total amount of unrecognized tax benefits as of December 31, 2017, 2016 and 2015 that, if recognized, would affect the effective tax rate are $2.4 million, $2.6 million, and $2.2 million, respectively.

The Company recognizes net interest and penalties related to unrecognized tax benefits in income tax expense. The gross amount of interest and penalties reflected in the Consolidated Statements of Operations for the years ended December 31, 2016 and 2015 were $0.3 million and 0.1 million, respectively. There were no interest and penalties for the year ended December 31, 2017. The Consolidated Balance Sheets at December 31, 2017 and 2016 each include $0.9 million accrued for the potential payment of interest and penalties.

As of December 31, 2017, the Company’s U.S. Federal income tax returns for 2014 and subsequent years remain subject to examination by tax authorities. In addition, the Company’s state income tax returns for the 2008 and subsequent tax years remain subject to examination by state and local tax authorities. The Company is currently under examination by a number of state and local tax authorities. Due to the potential for resolution of ongoing examinations and the expiration of various statutes of limitation, it is reasonably possible that the Company’s gross unrecognized tax benefits balance may change within the next twelve months by a range of zero to $1.2 million.